1. BASIS OF PRESENTATION (Details Narrative) (USD $)	1 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 89.6
Working capital	607,000
TOTAL GUIDED THERAPEUTICS STOCKHOLDERS EQUITY	2
Notes payable	406,000
Funding receive	2.7
Warrants exercisable	20.8
Common stock exercise price	0.80
Warrants exercise price	$ 0.65
Cash Generated through federal grants	3
Total Cash generated through warrants	$ 14.2